CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Operating activities
Earnings		$ 1,492		$ 1,278	[1],[2]
Adjustments for:
Share of profit from equity accounted investees (Note 10)		(370)		(411)	[2]
Distributions from equity accounted investees (Note 10)		575		622	[2]
Depreciation and amortization (Note 8 & 9)		511		417	[2]
Impairment of investment in equity accounted investees (Note 10)		300		0	[1],[2]
Unrealized loss (gain) on commodity-related derivative financial instruments		13		(73)	[2]
Net finance costs (Note 19)		294		279	[2]
Net interest paid (Note 19)		(269)		(259)	[2]
Income tax expense (Note 11)		36		464	[2]
Taxes paid		(141)		(26)	[2]
Share-based compensation expense (Note 23)		66		63	[2]
Share-based compensation payment		(50)		(32)	[2]
Loss on asset disposal		(1)		19	[2]
Net change in contract liabilities		(30)		11	[2]
Other		0		(13)	[2]
Change in non-cash operating working capital		106		(83)	[2]
Cash flow from operating activities		2,532		2,256	[2]
Financing activities
Bank borrowings and issuance of debt		2,153		1,366	[2]
Repayment of loans and borrowings		(1,866)		(1,998)	[2]
Repayment of lease liability		(68)
Issuance of medium term notes (Note 14)		2,318		700	[2]
Issue costs and financing fees		(14)		(8)	[2]
Exercise of stock options		151		61	[2]
Dividends paid		(1,323)		(1,247)	[2]
Cash flow provided by (used in) financing activities		1,351		(1,126)	[2]
Investing activities
Capital expenditures		(1,645)		(1,226)	[2]
Contributions to equity accounted investees (Note 10)		(206)		(58)	[2]
Acquisitions (Note 6)		(2,009)		0	[2]
Interest paid during construction (Note 19)		(42)		(35)	[2]
Recovery of assets or proceeds from sale		7		5	[2]
Advances to related parties		(63)		(84)	[2]
Changes in non-cash investing working capital and other		48		87	[2]
Cash flow used in investing activities		(3,910)		(1,311)	[2]
Change in cash and cash equivalents		(27)		(181)	[2]
Effect of movement in exchange rates on cash held		(1)		17	[2]
Cash and cash equivalents, beginning of period	[2]	157	[3]	321
Cash and cash equivalents, end of period		$ 129		$ 157	[2],[3]

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.
[2]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.
[3]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.